AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 97.0%
Common Stocks
Aerospace & Defense — 4.5%
Raytheon Co.	245,861	$ 48,235,470
United Technologies Corp.	415,233	56,687,609
		104,923,079
Air Freight & Logistics — 2.3%
United Parcel Service, Inc. (Class B Stock)	444,898	53,307,678
Automobiles — 1.4%
General Motors Co.	849,163	31,826,629
Banks — 7.7%
Bank of America Corp.	1,406,647	41,031,893
JPMorgan Chase & Co.	457,395	53,830,817
PNC Financial Services Group, Inc. (The)	235,868	33,059,259
U.S. Bancorp	528,912	29,269,990
Wells Fargo & Co.	485,672	24,497,296
		181,689,255
Beverages — 4.2%
Anheuser-Busch InBev SA/NV (Belgium), ADR(a)	555,636	52,868,765
Coca-Cola Co. (The)	844,051	45,950,137
		98,818,902
Capital Markets — 4.1%
Apollo Global Management, Inc.	682,740	25,821,227
Blackstone Group, Inc. (The) (Class A Stock)(a)	1,428,113	69,749,039
		95,570,266
Chemicals — 5.5%
Ecolab, Inc.	197,004	39,014,672
Linde PLC (United Kingdom)	231,469	44,840,175
PPG Industries, Inc.	391,032	46,341,202
		130,196,049
Commercial Services & Supplies — 2.1%
Waste Management, Inc.	420,298	48,334,270
Communications Equipment — 0.7%
Cisco Systems, Inc.	345,919	17,091,858
Construction Materials — 1.7%
Vulcan Materials Co.	260,017	39,324,971
Containers & Packaging — 0.5%
International Paper Co.	288,303	12,056,831
Diversified Financial Services — 1.3%
Berkshire Hathaway, Inc. (Class B Stock)*	152,677	31,759,870
Diversified Telecommunication Services — 2.0%
Verizon Communications, Inc.	780,960	47,138,746
Electric Utilities — 2.4%
Edison International	339,623	25,614,367
NextEra Energy, Inc.	136,900	31,896,331
		57,510,698
	Shares	Value
Common Stocks (continued)
Entertainment — 2.1%
Walt Disney Co. (The)	375,780	$ 48,971,650
Equity Real Estate Investment Trusts (REITs) — 2.1%
American Tower Corp.	222,772	49,261,572
Food & Staples Retailing — 2.4%
Sysco Corp.	225,087	17,871,908
Walmart, Inc.	318,642	37,816,432
		55,688,340
Food Products — 3.9%
Mondelez International, Inc. (Class A Stock)	844,051	46,692,901
Nestle SA (Switzerland), ADR	420,516	45,583,935
		92,276,836
Health Care Providers & Services — 1.3%
UnitedHealth Group, Inc.	140,535	30,541,066
Hotels, Restaurants & Leisure — 1.8%
McDonald’s Corp.	202,792	43,541,470
Household Products — 2.1%
Procter & Gamble Co. (The)	394,619	49,082,711
Industrial Conglomerates — 1.3%
3M Co.	185,943	30,569,029
Insurance — 5.2%
American International Group, Inc.	790,055	44,006,064
MetLife, Inc.	842,234	39,719,755
Travelers Cos., Inc. (The)	253,931	37,757,000
		121,482,819
IT Services — 4.1%
Mastercard, Inc. (Class A Stock)	192,631	52,312,801
Visa, Inc. (Class A Stock)(a)	253,205	43,553,792
		95,866,593
Media — 2.8%
Comcast Corp. (Class A Stock)	1,472,631	66,386,205
Multi-Utilities — 1.0%
WEC Energy Group, Inc.	251,228	23,891,783
Oil, Gas & Consumable Fuels — 6.3%
Enbridge, Inc. (Canada)(a)	930,631	32,646,535
Exxon Mobil Corp.	423,776	29,922,823
Kinder Morgan, Inc.	2,394,493	49,350,501
Williams Cos., Inc. (The)(a)	1,477,094	35,538,882
		147,458,741
Pharmaceuticals — 7.1%
Johnson & Johnson	357,429	46,244,164
Merck & Co., Inc.	731,507	61,578,259
Pfizer, Inc.	844,051	30,326,753
Zoetis, Inc.	236,829	29,506,525
		167,655,701
Road & Rail — 1.6%
Union Pacific Corp.	233,117	37,760,292
A1

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment — 1.9%
Intel Corp.	253,205	$ 13,047,654
Texas Instruments, Inc.	239,151	30,907,875
		43,955,529
Software — 4.0%
Microsoft Corp.	675,437	93,906,006
Specialty Retail — 2.9%
Home Depot, Inc. (The)	295,833	68,639,173
Technology Hardware, Storage & Peripherals — 2.7%
Apple, Inc.	279,436	62,585,281

Total Long-Term Investments (cost $1,767,760,326)		2,279,069,899
Short-Term Investments — 9.0%
Affiliated Mutual Fund — 6.3%
PGIM Institutional Money Market Fund (cost $147,519,571; includes $147,247,067 of cash collateral for securities on loan)(b)(w)	147,502,672	147,517,422
Unaffiliated Mutual Fund — 2.7%
Fidelity Investments Money Market Funds - Treasury Only Portfolio	62,708,659	62,708,659
(cost $62,708,659)

Total Short-Term Investments (cost $210,228,230)		210,226,081

TOTAL INVESTMENTS—106.0% (cost $1,977,988,556)		2,489,295,980

Liabilities in excess of other assets — (6.0)%		(140,111,013)

Net Assets — 100.0%		$ 2,349,184,967

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR	American Depositary Receipt
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $142,476,636; cash collateral of $147,247,067 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A2